Segment Data (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Areas Revenues From External Customers [Abstract]
Revenues derived from foreign operations	$ 1,700,000,000	$ 1,800,000,000	$ 1,700,000,000
Revenues derived from U.S. operations	4,500,000,000	4,300,000,000	4,200,000,000
Geographic Areas Long Lived Assets [Abstract]
Identifiable long-lived assets derived from foreign operations	805,200,000	797,700,000	802,400,000
Identifiable long-lived assets derived from U.S. operations	$ 2,200,000,000	$ 2,300,000,000	$ 2,300,000,000